Financial Instruments - Exposure of the Group's Financial Assets/Liabilities to Interest Rate Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 295,617	$ 3,898	₨ 225,245
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	583,558	7,692	895,824
Financial liabilities	942,885	12,428	881,593
Floating interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	91,124	1,201	312,971
Financial liabilities	355,778	4,689	322,843
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	245,756	3,239	374,148
Financial liabilities	299,870	3,952	329,629
Non interest bearing [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	246,679	3,252	208,705
Financial liabilities	₨ 287,237	$ 3,787	₨ 229,121